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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [_] Amendment Number : _______

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc., General Partner of RBS
Partners, L.P.
Phone:(203) 861-4600

Signature, Place, and Date of Signing:

   /s/ Adrian J. Maizey         Greenwich, CT           February 14, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
Form 13F Information Table Entry Total:              13
Form 13F Information Table Value Total:       5,722,692
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
1    28-11470              ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

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                      FORM 13F Information Table--Public

Page 1 of 1

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
    Column 1:      Column 2:   Column 3:   Column 4:       Column 5:      Column 6    Column 7:           Column 8:
------------------ ---------  ----------- ----------- ------------------- ----------  --------- ------------------------------
                                          Fair Market Shares or                                        Voting Authority
                   Title of      CUSIP       Value    Principal  SH/ Put/ Investment    Other   ------------------------------
 Name of Issuer     Class       Number    (x $1,000)   Amount    PRN Call Discretion  Managers   (a) Sole  (b) Shared (c) None
------------------ ---------  ----------- ----------- ---------- --- ---- ----------  --------- ---------- ---------- --------
AUTONATION INC     COM        05329W-10-2    187,565   5,087,208 SH        DEFINED        1      5,087,208
AUTONATION INC     COM        05329W-10-2  1,818,530  49,322,760 SH         SOLE          0     49,322,760
AUTOZONE INC       COM        053332-10-2        268         825 SH        DEFINED        1            825
AUTOZONE INC       COM        053332-10-2    964,420   2,967,719 SH         SOLE          0      2,967,719
BIG LOTS INC       COM        089302-10-3     62,422   1,653,122 SH         SOLE          0      1,653,122
CAPITAL ONE FINL
  CORP             COM        14040H-10-5    215,434   5,094,211 SH         SOLE          0      5,094,211
CIT GROUP INC      COM NEW    125581-80-1    179,048   5,134,725 SH         SOLE          0      5,134,725
GAP INC DEL        COM        364760-10-8    578,243  31,172,156 SH         SOLE          0     31,172,156
GENWORTH FINL INC  COM CL A   37247D-10-6     61,651   9,412,311 SH         SOLE          0      9,412,311
ISTAR FINL INC     COM        45031U-10-1     14,256   2,694,914 SH         SOLE          0      2,694,914
SEAGATE
  TECHNOLOGY PLC   SHS        G7945M-10-7    114,425   6,977,149 SH         SOLE          0      6,977,149
SEARS HLDGS CORP   COM        812350-10-6        349      10,977 SH        DEFINED        1         10,977
SEARS HLDGS CORP   COM        812350-10-6  1,526,081  48,020,167 SH         SOLE          0     48,020,167